SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 21, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash		$ 323,217	$ 984,245	$ 20,005
Proceeds from Issuance or Sale of Equity	$ 190,000,000	190,000,000	190,000,000
Asset, Held-in-Trust		198,568,274	196,958,306
Cash FDIC insured amount		250,000	250,000
Unrecognized tax benefits		0	0	0
Interest and penalties accrued		0	0	0
Deferred offering costs
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash		323,217	984,245	20,005
Cash equivalents		$ 0	$ 0	$ 0